Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	May 17, 2023	May 03, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Nov. 03, 2022
Disclosure of exceptional items [line items]
Exceptional items net			$ 606	$ 1,074	$ 5,480
Chilean tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items net			283
Tax rate royalty on revenue	1.00%
Tax Rate Effect Of Revenues Exempt From Taxation	46.50%
Deferred tax position remeasured			283
Chilean tax reform [member] | Bottom of range [member]
Disclosure of exceptional items [line items]
Tax rate royalty on margin	8.00%
Chilean tax reform [member] | Top of range [member]
Disclosure of exceptional items [line items]
Tax rate royalty on margin	26.00%
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net			$ 323	1,063	1,158
New South Wales Energy Coal [member]
Disclosure of exceptional items [line items]
Exceptional items net					1,704
Cerrejón [Member]
Disclosure of exceptional items [line items]
Exceptional items net					470
Impairment of Potash assets [Member]
Disclosure of exceptional items [line items]
Exceptional items net					$ 1,787
Impairment of US Deferred Tax Assets [Member]
Disclosure of exceptional items [line items]
Exceptional items net				423
BHP Mitsui Coal or BMC Gain on Disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items net				$ (840)
BHP Mitsui Coal or BMC Gain on Disposal [Member] | BHP Mitsui Coal Pty Ltd [member]
Disclosure of exceptional items [line items]
Cash flows from losing control of subsidiaries or other businesses		$ 1,100
Proceeds from divestiture of interest in a subsidiary towards preliminary completion adjustment		218
Deferred consideration received on divestiture of interest in a subsidiary						$ 100
Deferred Price linked earnout consideration receivable on divestiture of interest in a subsidiary		$ 150
Group's interest		80.00%
Price linked earn out payable year				2024 calendar year
Deferred Price Linked Earnout Discounted on Divestiture of Interest in a Subsidiary		$ 122
Deferred consideration		$ 222		$ 222